Property, Plant and Equipment, Net - Additional Information (Detail) $ in Millions, $ in Millions	5 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Sep. 20, 2021 USD ($)	Mar. 29, 2019 USD ($)	Nov. 30, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value		$ 38.5		$ 4.2
Purchase of property plant and equipment		333.5	$ 372.0	166.2	$ 172.1
Acquisitions of property plant and equipment		333.3		167.9
Depreciation, property, plant and equipment		95.2		87.7
Plate Mill Modernization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions in property plant and equipment		41.4
Government Funding Agreements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction							$ 30.0	$ 120.0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments for construction in progress		188.7		46.9
Construction in progress [member] | Electric Arc Furnace [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 267.1	267.1		51.4
Construction in progress [member] | Plate Mill Modernization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions in property plant and equipment	72.1
Transfers in property plant and equipment	45.9
Construction in progress	$ 26.2	26.2		33.7
Inventories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment		$ 9.7		$ 7.9
CANADA | Electric Arc Furnace [Member] | Canada Infrastructure Bank Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings						$ 200.0
CANADA | Electric Arc Furnace [Member] | Strategic Innovation Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings						220.0
CANADA | Government Funding Agreements [Member] | Electric Arc Furnace [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings						$ 420.0